Summary of material accounting policies - Changes in accounting policies, comparability and adjustments	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Changes In Accounting Policies [Line Items]
Changes in accounting policies, comparability and other adjustments

Note 1

Summary of material accounting policies (continued)
b) Changes in accounting policies, comparability and

other adjustments
New or amended accounting standards
IFRS 17, Insurance Contracts

Effective

from

1 January

2023,

UBS AG

has

adopted

IFRS

17,
Insurance

Contracts
,

which

sets

out

the

accounting
requirements for contractual rights

and obligations that

arise from insurance contracts

issued and reinsurance contracts
held. The adoption

has had no

effect on UBS AG’s

financial statements. UBS

AG does not

provide insurance services

in
any market.
Amendments to IAS 12, Income Taxes
In May 2023, the IASB issued amendments to IAS 12, Income Taxes
, in relation to top-up taxes on income under

Global
Anti-Base Erosion

Rules that is

imposed under

legislation that

has been enacted

or substantively enacted

to implement
the Pillar Two

model rules published by the Organisation for Economic

Co-operation and Development.
Certain countries in which UBS

AG operates had enacted such

legislation by 31 December 2023,

including Switzerland,
which introduced a tax with effect from 1 January 2024

that is expected to be a qualified domestic minimum

top-up tax,
and

other

countries

(including

Germany,

France

and

Italy)

also

introduced

top-up

taxes

in

respect

of

a

non-domestic
UBS AG’s worldwide operations with effect from 1 January 2025. Moreover, it is expected that other countries will enact
such legislation in 2024.
The amendments to IAS

12 introduced an exception,

whereby deferred tax

assets and deferred tax

liabilities should not
be

recognized

or

disclosed

in

respect

of top-up taxes,

which

has

been

applied

for

the

purposes

of

these

financial
statements.

An assessment

was

performed

of UBS

AG’s potential

exposure

to top-up

taxes

under

legislation that

was

enacted

or
substantively

enacted

to

implement

the

Pillar

Two

model

rules

by

31 December

2023,

reflecting

country-by-country
reporting and, also,

the corporate

tax expenses of

UBS AG entities

for recent years

and those expected

in future

years.
This assessment

indicated that

UBS AG’s profits

in future

years are

expected to

be almost

entirely earned

in countries
with corporate

tax expenses

that are

at a

tax rate

of 15%

or more

and will

not, therefore,

be subject

to top-up

taxes.
Consequently, UBS AG

is not

expected to

have a

material annual

exposure to

top-up

taxes for

future years

under this
legislation.